Retirement plans liabilities (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Contractual service margin	R$ (675,194)
Risk adjustment for non-financial risk	(6)
Issued insurance contracts and held reinsurance contracts	0
Estimates of present value of future cash inflows [member]
Disclosure of defined benefit plans [line items]
Estimates of present value of future cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	9,069,709
Estimates of present value of future cash outflows [member]
Disclosure of defined benefit plans [line items]
Estimates of present value of future cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(8,394,509)
Claims and other insurance service expenses	(8,311,722)
Insurance acquisition cash flows	(82,787)
Insurance liabilities [Member]
Disclosure of defined benefit plans [line items]
Contractual service margin	(220,806)
Estimates of present value of future cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(316,763)	R$ (119,582)	R$ (37,105)
Risk adjustment for non-financial risk	(1,434)
Issued insurance contracts and held reinsurance contracts	0
Insurance liabilities [Member] | Estimates of present value of future cash inflows [member]
Disclosure of defined benefit plans [line items]
Estimates of present value of future cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	504,260
Insurance liabilities [Member] | Estimates of present value of future cash outflows [member]
Disclosure of defined benefit plans [line items]
Estimates of present value of future cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(282,020)
Claims and other insurance service expenses	(238,735)
Insurance acquisition cash flows	(43,285)
Reinsurance premiums	R$ 0